Other Receivables and Prepayments	6 Months Ended
Sep. 30, 2022
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
6.	OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2022 US$	As of March 31, 2022 US$
Advance to service providers	172,872	47,613
Prepaid tax	30,726	69,321
Prepaid insurance	203,047	262,682
Others	156,126	205,517
	562,771	585,133
Allowance for doubtful accounts	(60,398)	(67,774)
	502,373	517,359

Movements of allowance for doubtful accounts as followings:

	September 30, 2022	March 31, 2022
	US$	US$
At beginning of period/year	67,774	65,558
Exchange realignments	(7,376)	2,216
At end of period/year	60,398	67,774